Loans, financing and debentures (Tables)	12 Months Ended
Dec. 31, 2025
Loans, financing and debentures
Summary of Breakdown of loans
Description	Index/Currency	Weighted average financial charges 2025 (p.a.)	Weighted average hedging instruments	Maturity	12/31/2025	12/31/2024
Foreign currency:
Notes in the foreign market	USD	5.3%	142.6% of DI (*)	2026 to 2029	4,158,025	4,710,980
Foreign loan	USD	4.1%	103.8% of DI	2026 to 2029	2,554,217	691,006
Foreign loan	SOFR + USD	0.8%	103.4% of DI	2026 to 2029	1,295,481	‐
Notes in the foreign market	USD	5.0%	CDI + 1.6% (**)	2031	984,400	‐
Foreign exchange debentures	EUR	3.0%	104.4% of DI	2027	515,654	‐
Foreign exchange debentures	USD	5.3%	101.7% of DI	2026	339,836	-
Foreign loan	EUR	4.4%	109.2% of DI	2025	-	778,147
Foreign loan	JPY	4.6%	109.4% of DI	2025	-	501,524
Total in foreign currency					9,847,613	6,681,657

Brazilian Reais:
Debentures	CDI + R$	0.9%	n/a	2027 to 2031	3,455,058	731,667
Debentures – CRA	IPCA	5.4%	103.3% of DI	2028 to 2032	2,339,526	2,456,111
Debentures	IPCA	4.8%	105.4% of DI	2028 to 2035	837,001	614,754
Financing	R$	14.6%	106.6% of DI	2027	552,666	‐
CDCA	CDI + R$	0.9%	n/a	2027	547,587	534,374
Debentures – CRA	Fixed rate	11.2%	104.4% of DI	2027	513,103	477,827
Debentures – CRA	CDI + R$	0.7%	n/a	2027	495,731	490,971
Debentures	IPCA	6.0%	n/a	2028 to 2031	466,762	-
CCB	CDI	104.3%	n/a	2026 to 2028	416,321	1,464,624
CDCA	CDI	109.0%	n/a	2026 to 2027	206,594	293,374
Constitutional Fund (FNE)	IPCA	2.9%	69.5% of DI	2028 to 2041	192,054	114,472
Commercial Paper	CDI + R$	0.2%	n/a	2027	89,083	‐
Constitutional Fund (FNO)	IPCA	3.1%	70.8% of DI	2028 to 2037	84,462	‐
FINEP	TJLP	1.0%	n/a	2026 to 2032	27,249	679
Climate Fund	R$	9.4%	72.9% of DI	2026 to 2040	22,451	‐
Total in Brazilian Reais					10,245,648	7,178,853
Total in foreign currency and Brazilian Reais					20,093,261	13,860,510
Current					4,251,131	3,478,673
1 to 2 years					3,923,059	3,257,618
2 to 3 years					4,227,274	1,557,888
3 to 4 years					3,525,329	2,062,967
4 to 5 years					1,038,873	2,130,651
More than 5 years					3,127,595	1,372,713
Non-current					15,842,130	10,381,837

(*)	Considers a protection instrument for the principal of 52.5% of the DI and for interest DI minus 1.4% for a notional amount of US$ 300 million. Does not include the positive result of the natural hedge strategy through financial investments in US$.
(**)	Considers a protection instrument for principal and interest at DI + 1.6% for a notional amount of US$ 50 million.

Summary Of Changes In Loans Debentures And Derivatives

The changes in loans, financing and debentures are shown below:

	12/31/2025	12/31/2024
Opening balance	13,860,510	11,141,283
Proceeds	8,669,139	4,179,974
Interest accrued	1,498,325	846,329
Principal payment	(5,134,131)	(2,718,953)
Interest payment	(1,360,205)	(798,653)
Opening balance - acquisition of subsidiaries (i)	3,125,667	-
Monetary variations and foreign exchange variations	(596,233)	1,675,583
Change in fair value	101,466	(465,053)
Gain on bond repurchase	(71,277)	-
Closing balance	20,093,261	13,860,510

(i)	The total amounts of acquisitions made by the Company are substantially related to Hidrovias do Brasil (see Note 27.b).

Summary of main operations contracted loans

The main operations contracted in the year are shown below:

Description	Index/ Currency	Financial charges	Hedging instruments	Issuance date	Maturity	Principal	Principal in R$	Remuneration payment	Nominal amount payment	Company
Foreign exchange debenture	USD	5.3%	101.7% of DI	Mar/25	Mar/26	USD 60,269	350,000	At final maturity	At final maturity	Ultracargo Logística
Foreign loan	SOFR + USD	0.9%	102.9% of DI	Feb/25	Feb/26	USD 100,000	577,800	Quarterly	At final maturity	Cia Ultragaz
CCB	CDI	104.0%	n/a	Mar/25	Mar/27	R$ 360,000	360,000	Quarterly	At final maturity	Cia Ultragaz
Constitutional Fund (FNE)	IPCA	2.9%	69.7% of DI	Feb/25	Nov/41	R$ 100,976	100,976	Monthly with grace period	2028 to 2041	Ultracargo Logística
Constitutional Fund (FNO)	IPCA	3.1%	70.8% of DI	Apr/25	Feb/37	R$ 106,430	106,430	Monthly	Monthly after a 3-year grace period	Ultracargo Soluções Logísticas
Foreign loan	USD	4.7%	103.8% of DI	Apr/25	Apr/26	USD 86,956	500,000	At final maturity	At final maturity	Ipiranga
BNDES	R$	9.4%	72.9% of DI	May/25	Mar/40	R$ 11,499	11,499	Monthly	Monthly after a 3-month grace period	Ultragaz Energia Ltda. and subsidiaries
BNDES	R$	9.4%	72.9% of DI	May/25	Mar/40	R$ 11,499	11,499	Monthly	Monthly after a 3-month grace period	Ultragaz Energia Ltda. and subsidiaries
Foreign exchange debentures	EUR	3.0%	104.0% of DI	Jun/25	Feb/37	EUR 77,535	500,000	Annually	At final maturity	Ipiranga
Foreign loan	R$	14.6%	106.6% of DI	Jun/25	Oct/27	R$ 500,000	500,000	Annually	At final maturity	Ipiranga
Debentures	CDI	0.5%	n/a	Jun/25	Jun/28	R$ 400,000	400,000	Semiannually	At final maturity	Hidrovias
Debentures	CDI	0.8%	n/a	Jun/25	Jun/31	R$ 982,000	982,000	Semiannually	At final maturity	Hidrovias
Foreign loan	USD	5.5%	108.8% of DI	Sept/25	Mar/27	USD 4,718	25,000	Semiannually	At final maturity	Serra Diesel
Foreign loan	USD	4.9%	102.4% of DI	Sept/25	Mar/27	USD 46,818	250,000	Semiannually	At final maturity	Cia Ultragaz
Debentures	IPCA	7.0%	CDI - 1.2%	Oct/25	Oct/35	R$ 150,000	150,000	Semiannually	Annually from Oct/2033	Ipiranga
Commercial Paper	CDI	0.2%	n/a	Oct/25	Oct/27	R$ 86,000	86,000	Quarterly	At final maturity	Ipiranga
Foreign loan	SOFR + USD	0.7%	103.9% CDI	Nov/25	Nov/28	USD 94,545	500,000	Semiannually	At final maturity	Ipiranga
Foreign loan	SOFR + USD	0.8%	103.7% CDI	Nov/25	Feb/29	USD 37,491	200,000	Semiannually	At final maturity	Ipiranga
Foreign loan	USD	4.1%	104.5% CDI	Nov/25	Nov/28	USD 111,858	600,000	Semiannually	At final maturity	Cia Ultragaz
Foreign loan	SOFR + USD	1.1%	110.5% CDI	Nov/25	Nov/26	USD 1,886	10,000	Semiannually	At final maturity	Serra Diesel
Foreign loan	USD	4.0%	103.6% CDI	Dec/25	Feb/29	USD 94,146	500,000	Semiannually	At final maturity	Ultracargo Logística
Foreign loan	USD	4.1%	103.2% CDI	Dec/25	Jun/28	USD 55,097	300,000	Semiannually	At final maturity	Iconic
Foreign loan	SOFR	0.8%	103.6% CDI	Dec/25	May/28	USD 68,909	370,000	Semiannually	At final maturity	Iconic
Debentures	CDI	0.6%	n/a	Dec/25	Nov/30	R$ 1,000,000	1,000,000	Semiannually	Annually from Nov/2029	Ipiranga